Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis or disclosed at fair value

Assets measured at fair value on a recurring basis or disclosed at fair value

	Fair Value Measurement or Disclosure at December 31, 2025 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2025
	RMB	RMB	RMB	RMB	US$
	(in thousands)
Cash equivalents
Time deposits	—	—	—	—	—
Short-term investments
Time deposits	—	12,838,137	—	12,838,137	1,835,829
Adjustable-rate financial products	—	4,264,781	—	4,264,781	609,856
Equity investments with readily determinable fair value	8,093	—	—	8,093	1,157
Other long-term investments
Adjustable-rate financial products	—	2,124,783	—	2,124,783	303,840
	8,093	19,227,701	—	19,235,794	2,750,682

	Fair Value Measurement or Disclosure at December 31, 2024 Using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2024
	RMB	RMB	RMB	RMB
	(in thousands)
Cash equivalents
Time deposits	—	7,188	—	7,188
Short-term investments
Time deposits	—	15,196,867	—	15,196,867
Adjustable-rate financial products	—	6,471,968	—	6,471,968
Equity investments with readily determinable fair value	5,479	—	—	5,479
	5,479	21,676,023	—	21,681,502